First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES — 91.9%
	Aerospace & Defense — 1.9%
$640,000	Axon Enterprise, Inc.	0.50%	12/15/27	$787,520
640,000	JPMorgan Chase Financial Co., LLC	0.50%	06/15/27	752,320
				1,539,840
	Automobile Components — 0.6%
443,000	Patrick Industries, Inc.	1.75%	12/01/28	504,178
	Automobiles — 2.4%
885,000	Ford Motor Co.	(a)	03/15/26	866,725
1,165,000	Rivian Automotive, Inc. (b)	3.63%	10/15/30	1,075,411
				1,942,136
	Banks — 2.2%
540,000	Morgan Stanley Finance LLC	1.00%	11/23/27	612,787
780,000	Morgan Stanley Finance LLC, Medium-Term Note	0.13%	02/07/28	1,169,087
				1,781,874
	Biotechnology — 9.2%
250,000	Alnylam Pharmaceuticals, Inc.	1.00%	09/15/27	241,575
265,000	Ascendis Pharma A/S	2.25%	04/01/28	283,550
392,000	BioMarin Pharmaceutical, Inc.	1.25%	05/15/27	392,235
416,000	Bridgebio Pharma, Inc.	2.50%	03/15/27	465,727
393,000	Cytokinetics, Inc.	3.50%	07/01/27	675,488
810,000	Exact Sciences Corp.	0.38%	03/01/28	715,878
366,000	Exact Sciences Corp. (b)	2.00%	03/01/30	406,077
650,000	Halozyme Therapeutics, Inc.	1.00%	08/15/28	591,110
209,000	Immunocore Holdings PLC (b) (c)	2.50%	02/01/30	225,407
635,000	Insmed, Inc.	0.75%	06/01/28	691,832
485,000	Ionis Pharmaceuticals, Inc.	(a)	04/01/26	517,253
248,000	Ironwood Pharmaceuticals, Inc.	1.50%	06/15/26	313,366
348,000	Mirum Pharmaceuticals, Inc. (b)	4.00%	05/01/29	399,156
309,000	Natera, Inc.	2.25%	05/01/27	554,462
210,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	385,350
486,000	Sarepta Therapeutics, Inc.	1.25%	09/15/27	549,180
				7,407,646
	Broadline Retail — 0.6%
446,000	Etsy, Inc.	0.13%	10/01/26	467,631
	Capital Markets — 0.7%
655,000	Coinbase Global, Inc.	0.50%	06/01/26	570,494
	Commercial Services & Supplies — 0.6%
480,000	Tetra Tech, Inc. (b)	2.25%	08/15/28	490,224
	Communications Equipment — 0.7%
519,000	Lumentum Holdings, Inc. (b)	1.50%	12/15/29	530,159
	Construction & Engineering — 1.9%
775,000	Fluor Corp. (b)	1.13%	08/15/29	820,144
615,000	Granite Construction, Inc. (b)	3.75%	05/15/28	724,285
				1,544,429
	Consumer Finance — 1.8%
290,000	Bread Financial Holdings, Inc. (b)	4.25%	06/15/28	330,049
520,000	LendingTree, Inc.	0.50%	07/15/25	459,888
880,000	Upstart Holdings, Inc.	0.25%	08/15/26	649,528
				1,439,465

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Consumer Staples Distribution & Retail — 0.4%
$345,000	Chefs’ (The) Warehouse, Inc.	2.38%	12/15/28	$343,724
	Diversified Consumer Services — 0.4%
268,000	Stride, Inc.	1.13%	09/01/27	344,380
	Electric Utilities — 0.8%
620,000	Duke Energy Corp. (b)	4.13%	04/15/26	619,070
	Electrical Equipment — 0.5%
471,000	Array Technologies, Inc.	1.00%	12/01/28	409,181
	Electronic Equipment, Instruments & Components — 0.5%
370,000	Advanced Energy Industries, Inc. (b)	2.50%	09/15/28	384,578
	Entertainment — 2.7%
1,201,000	Liberty Media Corp. (b)	2.38%	09/30/53	1,269,457
405,000	Liberty Media Corp.-Liberty Formula One	2.25%	08/15/27	428,123
390,000	Sphere Entertainment Co. (b)	3.50%	12/01/28	464,607
				2,162,187
	Financial Services — 2.4%
645,000	Affirm Holdings, Inc.	(a)	11/15/26	514,001
576,000	Block, Inc.	0.25%	11/01/27	473,184
990,000	Shift4 Payments, Inc.	0.50%	08/01/27	922,581
				1,909,766
	Food Products — 1.1%
339,000	Freshpet, Inc. (b)	3.00%	04/01/28	484,007
406,000	Post Holdings, Inc.	2.50%	08/15/27	423,458
				907,465
	Ground Transportation — 1.9%
960,000	Uber Technologies, Inc.	(a)	12/15/25	997,888
485,000	Uber Technologies, Inc. (b)	0.88%	12/01/28	542,715
				1,540,603
	Health Care Equipment & Supplies — 6.3%
605,000	Alphatec Holdings, Inc.	0.75%	08/01/26	663,080
566,000	CONMED Corp.	2.25%	06/15/27	540,530
1,150,000	Dexcom, Inc.	0.25%	11/15/25	1,194,275
404,000	Envista Holdings Corp. (b)	1.75%	08/15/28	368,044
550,000	Insulet Corp.	0.38%	09/01/26	588,500
430,000	Integer Holdings Corp. (b)	2.13%	02/15/28	560,720
446,000	Lantheus Holdings, Inc.	2.63%	12/15/27	463,840
402,000	Shockwave Medical, Inc. (b)	1.00%	08/15/28	423,306
240,000	TransMedics Group, Inc. (b)	1.50%	06/01/28	285,600
				5,087,895
	Health Care REITs — 1.3%
590,000	Ventas Realty, L.P. (b)	3.75%	06/01/26	607,995
421,000	Welltower OP LLC (b)	2.75%	05/15/28	455,985
				1,063,980
	Health Care Technology — 0.5%
378,000	Evolent Health, Inc. (b)	3.50%	12/01/29	414,666

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Hotel & Resort REITs — 1.2%
$512,000	Pebblebrook Hotel Trust	1.75%	12/15/26	$457,933
575,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	509,162
				967,095
	Hotels, Restaurants & Leisure — 6.6%
380,000	Booking Holdings, Inc.	0.75%	05/01/25	712,728
649,000	Carnival Corp.	5.75%	12/01/27	989,400
485,000	Cheesecake (The) Factory, Inc.	0.38%	06/15/26	418,943
660,000	DraftKings Holdings, Inc.	(a)	03/15/28	557,700
273,000	MakeMyTrip Ltd.	(a)	02/15/28	399,809
755,000	NCL Corp. Ltd.	1.13%	02/15/27	673,385
372,000	Penn Entertainment, Inc.	2.75%	05/15/26	440,597
420,000	Royal Caribbean Cruises Ltd.	6.00%	08/15/25	1,098,523
				5,291,085
	Independent Power and Renewable Electricity Producers — 0.6%
854,000	Sunnova Energy International, Inc.	2.63%	02/15/28	446,215
	Interactive Media & Services — 3.7%
930,000	Liberty TripAdvisor Holdings, Inc. (b)	0.50%	06/30/51	846,858
510,000	Match Group Financeco 3, Inc. (b)	2.00%	01/15/30	455,481
498,000	Snap, Inc.	0.75%	08/01/26	522,527
1,475,000	Snap, Inc.	0.13%	03/01/28	1,174,100
				2,998,966
	IT Services — 4.0%
1,165,000	Akamai Technologies, Inc.	0.13%	05/01/25	1,538,965
630,000	DigitalOcean Holdings, Inc.	(a)	12/01/26	519,372
605,000	MongoDB, Inc.	0.25%	01/15/26	1,171,583
				3,229,920
	Leisure Products — 0.5%
504,000	Peloton Interactive, Inc.	(a)	02/15/26	403,178
	Media — 0.3%
200,000	DISH Network Corp.	2.38%	03/15/24	196,130
	Metals & Mining — 1.8%
165,000	ATI, Inc.	3.50%	06/15/25	440,963
323,000	Ivanhoe Mines Ltd. (b)	2.50%	04/15/26	482,671
625,000	MP Materials Corp. (b)	0.25%	04/01/26	539,437
				1,463,071
	Mortgage REITs — 0.3%
271,000	Two Harbors Investment Corp.	6.25%	01/15/26	256,095
	Multi-Utilities — 0.5%
410,000	CenterPoint Energy, Inc. (b)	4.25%	08/15/26	411,025
	Oil, Gas & Consumable Fuels — 1.1%
98,000	Permian Resources Operating LLC	3.25%	04/01/28	227,301
265,000	Pioneer Natural Resources Co.	0.25%	05/15/25	658,525
				885,826
	Passenger Airlines — 1.3%
438,000	American Airlines Group, Inc.	6.50%	07/01/25	494,940
646,000	JetBlue Airways Corp.	0.50%	04/01/26	524,892
				1,019,832

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Personal Care Products — 0.6%
$640,000	Beauty Health (The) Co. (b)	1.25%	10/01/26	$480,000
	Pharmaceuticals — 1.8%
735,000	Amphastar Pharmaceuticals, Inc. (b)	2.00%	03/15/29	821,804
345,000	Jazz Investments I Ltd.	2.00%	06/15/26	348,105
433,000	Revance Therapeutics, Inc.	1.75%	02/15/27	300,664
				1,470,573
	Professional Services — 0.8%
415,000	Parsons Corp.	0.25%	08/15/25	616,068
	Real Estate Management & Development — 1.4%
704,000	Redfin Corp.	0.50%	04/01/27	437,373
647,000	Zillow Group, Inc.	2.75%	05/15/25	709,306
				1,146,679
	Semiconductors & Semiconductor Equipment — 5.0%
147,000	Camtek Ltd. (b)	(a)	12/01/26	209,769
399,000	Impinj, Inc.	1.13%	05/15/27	457,852
460,000	MACOM Technology Solutions Holdings, Inc.	0.25%	03/15/26	543,490
1,250,000	ON Semiconductor Corp. (b)	0.50%	03/01/29	1,218,125
600,000	SK Hynix, Inc. (d)	1.75%	04/11/30	794,100
1,286,000	Wolfspeed, Inc.	1.88%	12/01/29	742,665
				3,966,001
	Software — 14.2%
374,000	Barclays Bank PLC	(a)	02/04/25	784,486
615,000	Bentley Systems, Inc.	0.13%	01/15/26	605,406
565,000	CyberArk Software Ltd.	(a)	11/15/24	852,585
485,000	Datadog, Inc.	0.13%	06/15/25	688,942
595,000	Dropbox, Inc.	(a)	03/01/28	624,750
381,000	HubSpot, Inc.	0.38%	06/01/25	831,532
208,000	InterDigital, Inc.	3.50%	06/01/27	297,440
230,000	MicroStrategy, Inc.	0.75%	12/15/25	325,887
528,000	MicroStrategy, Inc.	(a)	02/15/27	427,680
345,000	Nutanix, Inc.	0.25%	10/01/27	395,680
752,000	Palo Alto Networks, Inc.	0.38%	06/01/25	2,560,613
373,000	Rapid7, Inc. (b)	1.25%	03/15/29	408,211
375,000	Tyler Technologies, Inc.	0.25%	03/15/26	378,938
450,000	Unity Software, Inc.	(a)	11/15/26	376,200
211,000	Varonis Systems, Inc.	1.25%	08/15/25	320,615
700,000	Workiva, Inc. (b)	1.25%	08/15/28	676,200
516,000	Zscaler, Inc.	0.13%	07/01/25	827,406
				11,382,571
	Specialty Retail — 2.2%
476,000	Burlington Stores, Inc. (b)	1.25%	12/15/27	543,592
980,000	Wayfair, Inc.	1.00%	08/15/26	847,700
366,000	Wayfair, Inc.	3.25%	09/15/27	402,380
				1,793,672
	Technology Hardware, Storage & Peripherals — 2.1%
790,000	Seagate HDD Cayman (b)	3.50%	06/01/28	953,530
540,000	Western Digital Corp. (b)	3.00%	11/15/28	701,730
				1,655,260

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Water Utilities — 0.5%
$420,000	American Water Capital Corp. (b)	3.63%	06/15/26	$414,960
	Total Convertible Corporate Bonds and Notes			73,899,793
	(Cost $66,314,466)

Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES — 7.2%
	Banks — 3.5%
1,095	Bank of America Corp., Series L	7.25%	(e)	1,333,546
1,255	Wells Fargo & Co., Series L	7.50%	(e)	1,518,550
				2,852,096
	Electric Utilities — 1.1%
22,900	NextEra Energy, Inc.	6.93%	09/01/25	852,109
	Financial Services — 1.2%
17,000	Apollo Global Management, Inc.	6.75%	07/31/26	993,140
	Machinery — 1.4%
7,475	Chart Industries, Inc., Series B	6.75%	12/15/25	372,404
5,945	RBC Bearings, Inc., Series A	5.00%	10/15/24	731,354
				1,103,758
	Total Convertible Preferred Securities			5,801,103
	(Cost $5,745,136)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
394,738	Dreyfus Government Cash Management Fund, Institutional Shares - 5.22% (f)	394,738
	(Cost $394,738)

	Total Investments — 99.6%	80,095,634
	(Cost $72,454,340)
	Net Other Assets and Liabilities — 0.4%	318,293
	Net Assets — 100.0%	$80,413,927

(a)	Zero coupon security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $21,045,055 or 26.2%
of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2024. Interest will begin accruing on the security’s first settlement date.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Perpetual maturity.
(f)	Rate shown reflects yield as of January 31, 2024.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds and Notes*	$73,899,793	$—	$73,899,793	$—
Convertible Preferred Securities*	5,801,103	5,801,103	—	—
Money Market Funds	394,738	394,738	—	—
Total Investments	$80,095,634	$6,195,841	$73,899,793	$—

*	See Portfolio of Investments for industry breakout.